CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)
OPERATING ACTIVITIES
Net loss before income taxes	$ (3,739,971)	$ (28,840,967)
Depreciation and amortization	3,375,999	4,981,575
Impairment of capital assets	116,881	4,139,522
Impairment of inventory	1,384,922
Net effect of fair value changes in biological assets	(1,577,550)	(1,243,340)
Share-based compensation	494,435	492,631
Impairment of goodwill and intangible assets		23,911,485
Acquisition reorganization costs	1,204,740
Interest expense	4,132,171	3,742,194
Accretion expense	355,952	434,331
Foreign exchange gain	529,412	75,721
Loss (gain) on change in fair value of derivative liabilities	5,731,839	(4,779,693)
(Gain) loss on disposal of assets	(56,194)	4,000,000
Changes in working capital items
Biological assets	1,645,039
Inventory	(387,058)	1,401,762
Prepaid expenses and deposits	(388,460)	62,708
Receivables	233,250	(36,022)
Accounts payable and accrued liabilities	(429,269)	(2,832,043)
Income tax payable	(2,702,413)
Cash provided by operating activities	9,923,725	5,509,864
INVESTING ACTIVITIES
Purchases of property and equipment	(227,777)	(509,624)
Proceeds on sale of intangible assets	100,000
Net cash outflow on acquisition of subsidiaries		(1,586,942)
Cash used in investing activities	(1,104,033)	(4,542,741)
FINANCING ACTIVITIES
Issuance of common shares		5,695,345
Issuance of convertible debentures	5,467,852	653,632
Payments of long-term debt	(119,914)	(79,421)
Payments on promissory notes payable	(7,013,333)	(9,090,000)
Cash proceeds from exercise of warrants		729,589
Cash proceeds from exercise of options	98,950	39,028
Interest paid in cash	(2,515,446)	(3,291,295)
Lease payments made	(1,613,173)	(1,758,391)
Cash used in financing activities	(5,695,064)	(7,101,513)
Effect of foreign exchange on cash	36,061	143,788
Increase (decrease) in cash during the year	3,160,689	(5,990,602)
Cash, beginning of year	3,076,493	9,067,095
Cash, end of year	6,237,182	3,076,493
Megawood
INVESTING ACTIVITIES
Payment of consideration payable	(130,000)	(231,395)
Swell acquisition
INVESTING ACTIVITIES
Payment of liabilities assumed on acquisition		(1,070,907)
Payment of consideration payable	$ (846,256)
Silver State
INVESTING ACTIVITIES
Payment of consideration payable		$ (1,143,873)